Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Trading Symbol	CK0001433147
Entity Registrant Name	SUPERFUND GOLD, L.P.
Entity Central Index Key	0001433147
Entity Filer Category	Smaller Reporting Company